Note 14 - Stockholders' Equity (Details Textual) - USD ($)									1 Months Ended	12 Months Ended
	Dec. 24, 2018	Dec. 21, 2018	Apr. 04, 2018	Nov. 01, 2017	Oct. 27, 2017	Oct. 25, 2017	Feb. 15, 2017	Feb. 11, 2013	Oct. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Common Stock, Shares, Issued, Total										32,133,263	3,227,495	32,188,929
Proceeds from Issuance of Private Placement		$ 39,000,000								$ 32,893,000	$ 14,860,000
Preferred Stock, Par or Stated Value Per Share							$ 0.001			$ 0.001	$ 0.001	$ 0.001
Proceeds from Issuance of Common Stock											$ 1,036,000
Common Stock, Capital Shares Reserved for Future Issuance										9,850,000	596,000
The 2011 Long-term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	4,200,000					1,750,000					37,500
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										1,453,000	1,623,000
The 401(k) Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance											807
LPH [Member] | Acquisition of Windtree [Member]
Business Combination, Consideration Transferred, Total				$ 10,000,000	$ 10,000,000
Business Acquisition, Shares Acquired, Number					2,311,604
Business Acquisition, Share Price					$ 4.326
Business Acquisition, Shares Acquired, Price Per Share, Percentage Premium					15.00%
Business Acquisition, Percentage of Voting Interests Acquired					73.00%
Business Combination, Consideration Transferred, Liabilities Cancelled					$ 3,900,000
Business Combination, Number of Individuals Acquirer May Appoint to the Acquiree's Board of Directors					2
Business Combination, Registration Rights Agreement, Maximum Rights Percentage in First 18 Months					25.00%
Battelle [Member] | Series A Preferred Stock [Member]
Preferred Stock, Convertible, Shares, Liquidity Preference Waived									1,095
Private Placement [Member]
Common Stock, Shares, Issued, Total		11,785,540
Share Price		$ 3.3132
Proceeds from Issuance of Private Placement		$ 39,000,000
Debt Conversion, Original Debt, Amount		$ 6,000,000
Shares Issued, Price Per Share		$ 3.3132
Private Placement [Member] | Series F Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,003,541
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.68
Warrants and Rights Outstanding, Term		1 year 180 days
Private Placement [Member] | Series G Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		3,889,229
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 4.05
Warrants and Rights Outstanding, Term		5 years
Private Placement [Member] | December 2018 Warrants [Member]
Common Stock Maximum Ownership Percentage For Warrant Exercise		9.99%
Private Placement [Member] | Series A Units [Member]
Stock Issued During Period, Shares, New Issues							7,049
Convertible Preferred Stock Units, Price Per Unit							$ 1,495
Gross Proceeds From Issuance Of Units							$ 10,500,000
Non-cash Consideration Received							$ 1,600,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							1
Private Placement [Member] | Series A Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 27.40
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							50
Class of Warrants May Not Exercise to Extent, Percentage							9.99%
Private Placement [Member] | Lee’s Pharmaceutical Holdings Limited [Member]
Debt Conversion, Original Debt, Amount		$ 6,000,000
Private Placement [Member] | Lee’s Pharmaceutical Holdings Limited [Member] | Series F Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		307,859
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.68
Warrants and Rights Outstanding, Term		1 year 180 days
Private Placement [Member] | Lee’s Pharmaceutical Holdings Limited [Member] | Series G Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		597,610
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 4.05
Warrants and Rights Outstanding, Term		5 years
Private Placement [Member] | Battelle [Member]
Debt Conversion, Original Debt, Amount		$ 1,000,000
Private Placement [Member] | LPH II [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			135,417
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 5.52
Warrants and Rights Outstanding, Term			7 years
Private Placement, Purchase Price of Common Stock and Warrants			$ 2,600,000
Shares Issued, Price Per Share			$ 4.80
Stock Issued During Period, Shares, New Issues			541,667
Class of Warrant or Right, Vesting Period			180 days
Registration Rights Agreement, Rights Percentage			25.00%
Stifel ATM Program [Member]
Stock Issued During Period, Shares, New Issues											42,357
Agency Agreement Period								3 years
Maximum Potential Common Stock Available for Issue, Value								$ 25,000,000
Percentage Sales Commission on Shares								3.00%
Proceeds from Issuance of Common Stock											$ 1,100,000
Proceeds from Issuance of Common Stock, Net											$ 1,000,000
The 401(k) Plan [Member]
Stock Issued During Period, Shares, New Issues											7,561
Defined Contribution Plan, Cost										$ 0	$ 100,000